COMMITMENTS AND CONTINGENT LIABILITIES Book value of assets pledged (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Commitments [Line Items]
Book value of assets pledged under ship mortgages	$ 1,908.0	$ 2,009.0
Property Subject to Operating Lease [Member]
Other Commitments [Line Items]
Book value of assets pledged under ship mortgages	1,576.3
Property subject to direct financing leases [Member]
Other Commitments [Line Items]
Book value of assets pledged under ship mortgages	$ 331.3